Segment Information - Summary of Products and Services (Detail) - product	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of products individually accounted for 5% or more of revenue in each year	10	9	9
Fabric [member] | Home Care [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	14.00%	15.00%	15.00%
Ice Cream [member] | Foods and Refreshment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	13.00%	13.00%	13.00%
Skin Cleasning [member] | Beauty And Personal Care [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	12.00%	10.00%	10.00%
Hair Care [member] | Beauty And Personal Care [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	11.00%	12.00%	12.00%
Savoury [member] | Foods and Refreshment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	11.00%	11.00%	11.00%
Deodorants [member] | Beauty And Personal Care [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	8.00%	8.00%	8.00%
Skin Care [member] | Beauty And Personal Care [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	7.00%	8.00%	7.00%
Dressings [member] | Foods and Refreshment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	6.00%	5.00%	5.00%
Tea [member] | Foods and Refreshment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	6.00%	6.00%	6.00%
Home and Hygiene [member] | Home Care [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	5.00%	4.00%	4.00%
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	8.00%	7.00%	9.00%